Principal subsidiaries - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Total assets	£ 1,061,778	£ 1,059,731	£ 876,700
Total liabilities	1,005,291	1,006,021
Balances with banks and other regulatory authorities	4,260	£ 3,119
Subsidiaries
Disclosure of subsidiaries [line items]
Total assets	439,000		417,000
Total liabilities	£ 414,000		£ 393,000